Consolidated statements of changes in equity - EUR (€) € in Thousands	Issued Capital	Capital Reserve	Currency translation	Share based payments	Accumulated deficit	Own shares	Total
Beginning balance at Dec. 31, 2014	€ 31	€ 0	€ 7	€ 565	€ (13,199)	€ (350)	€ (12,946)
Comprehensive loss
Loss for the period					(4,917)		(4,917)
Other comprehensive income: Exchange difference on translating foreign operations			2				2
Total comprehensive loss			2		(4,917)		(4,915)
Recognition of equity-settled share-based payments				242			242
Issue of share capital
Issued shares							0
Transaction costs							0
Ending balance at Dec. 31, 2015	31	0	9	807	(18,116)	(350)	(17,619)
Comprehensive loss
Loss for the period					(8,939)		(8,939)
Total comprehensive loss					(8,939)		(8,939)
Recognition of equity-settled share-based payments				868			868
Issue of share capital
Issued shares							0
Transaction costs							0
Ending balance at Dec. 31, 2016	31	0	9	1,675	(27,055)	(350)	(25,689)
Comprehensive loss
Loss for the period					(24,238)		(24,238)
Total comprehensive loss					(24,238)		(24,238)
Recognition of equity-settled share-based payments				4,550			4,550
Issue of share capital
Issued shares	848	90,055					(90,904)
Transaction costs	0	(9,115)					(9,115)
Total issue of share capital	848	80,941					81,789
Liquidation of a subsidiary			(9)				(9)
Reorganization	1,979	80,698				350	83,026
Ending balance at Dec. 31, 2017	€ 2,858	€ 161,639	€ 0	€ 6,226	€ (51,293)	€ 0	€ 119,429